Note 1 - Basis of Presentation and Capitalization - 10Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Director [Member]	Jan. 25, 2013 Consideration [Member]	Jan. 25, 2013 Satisfaction [Member]	Sep. 30, 2012 Micro and Small Cap Stocks [Member]	Sep. 30, 2012 Parent Company [Member]
Note 1 - Basis of Presentation and Capitalization - 10Q (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	89,016,988		89,016,988		26,567,193	20,446,704		29,450,000	10,000,000
Common Stock, Value, Issued (in Dollars)	$ 1,780,000		$ 1,780,000		$ 531,000	$ 409,000		$ 8,800,000	$ 5,000,000
Subordinated Debt					1,000,000	100,000	1,000,000		2,800,000
High Net Worth Clients	39,000		39,000		39,000
Number of Securities	5,800		5,800							5,000
Net Income (Loss) Attributable to Parent	494,000	(1,760,000)	454,000	(2,769,000)	(1,937,000)	(4,713,000)
Cumulative Earnings (Deficit)					(5,378,000)
Liabilities	12,883,000		12,883,000		19,480,000	17,826,000					7,800,000
Convertible Notes Payable					5,000,000
Repayments of Convertible Debt					4,200,000
Convertible Notes Payable, Current							$ 1,800,000